Operating Lease - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 33,966,220		$ 34,354,338
Operating lease liabilities, current	3,534,017		2,867,727
Operating lease liabilities, noncurrent	34,028,802		34,474,040
Total operating lease liabilities	37,562,819		$ 37,341,767
Operating cash flows used in operating leases	$ 2,742,597	$ 1,098,165
Weighted average remaining lease term (years)	9 years	10 years
Weighted average discount rate	7.70%	13.90%